Basis of Presentation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 12, 2013	Feb. 06, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Date of merge with Delaware corporation					Jan. 01, 2013
Common stock, initial public offering commencement		6,095,000
Common stock price per share		$ 18.00
Common stock, new shares sold by Company		5,483,333			5,483,333
Common stock, new shares sold by stockholder		611,667
Net proceeds of initial public offering		$ 90,371			$ 50,000		$ 50,000
Offering costs		712
Net loss			1,120	3,461	2,896	4,956	9,688	7,617	5,180
Unrestricted net proceeds from the sale of its common stock	$ 90,371				$ 91,083